Securities (Securities Classified By Maturity Date) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 3,495	$ 3,002
Due from one to five years, Amortized Cost	6,483	8,497
Amortized Cost	10,207	11,845
Due in one year or less, Fair Value	3,472	2,993
Due from one to five years, Fair Value	6,409	8,424
Available-for-sale Securities Total, Fair Value	10,114	11,773
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	167	236
Available-for-sale Securities Total, Fair Value	170	244
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	62	110
Available-for-sale Securities Total, Fair Value	$ 63	$ 112